Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the periods ended September 30, 2026 and 2025, the key financial information regarding the single operating segment comprises the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Revenue	24,730,267	10,844,126	60,142,573	25,170,560
-Cost of revenues	(4,577,023)	(3,542,796)	(13,590,762)	(10,910,324)
-General and administrative expenses	(7,535,417)	(9,103,606)	(22,418,420)	(21,287,898)
-Selling and marketing expenses	(3,607,441)	(3,143,415)	(7,797,578)	(6,210,703)
-Research and development expenses	(741,283)	(976,146)	(2,665,746)	(2,087,388)
-Other expense	(5,855,395)	(3,094,999)	(15,823,818)	(6,434,126)
-Other income	288,487	179,332	1,067,117	384,221
-Loss on debt extinguishment	-	-	(8,322,400)	-
-Fair value gain on derivative instrument	-	1,198,577	-	1,198,577
-Financial expense, net	(3,720,309)	(3,519,483)	(11,537,165)	(10,259,840)
Segment Loss Before Income Tax Expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)
Loss Before Income Tax Expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)